Income Taxes (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Income Tax Disclosure [Abstract]
Effective income tax rate reconciliation, percent	14.70%	8.30%	14.60%	0.90%
Income tax expense	$ 17,300,000	$ 7,900,000	$ 40,400,000	$ 17,200,000
Effective income Tax rate reconciliation, nondeductible expense, share-based payment arrangement, amount	$ 0	$ 0	$ 0	6,200,000
Effective income tax rate reconciliation, discrete items, non-cash income tax benefit amount				$ 38,300,000